UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-10333

          BlackRock Florida Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Income Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.8%
			Florida—124.1%
AA	$ 7,715		Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	$8,387,362
A	2,000		Boynton Beach Multi.-Fam. Hsg., Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,046,080
			Brd. of Ed., GO,
AAA	5,550	[3]	Ser. A, 5.125%, 6/01/10	N/A	5,973,021
AAA	1,000	[4]	Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,050,650
AAA	2,800		Cap. Projs. Fin. Auth. Student Hsg., Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11 @ 102	2,844,324
Baa2	1,000	[3]	Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	967,170
AAA	799		Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	860,182
NR	1,680		Gateway Svcs. Cmnty. Dev. Dist. Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,693,574
NR	1,690		Heritage Harbour So. Cmnty. Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,784,927
A+	6,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	7,024,160
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,515,584
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	8,058,450
AAA	4,000		Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11 @ 100	4,149,320
			JEA,
Aa2	5,000	[3]	Elec. Sys. Rev., Ser. A, 5.50%, 10/01/07	N/A	5,182,700
AA	7,500	[3]	Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/06	N/A	7,601,925
NR5	1,645		Laguna Lakes Cmnty. Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,724,453
NR	1,795		Madison Cnty. Rev., First Mtg., Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,766,118
AAA	2,770	[6]	Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM	1,384,003
BB+	3,000		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,361,740
AAA	1,000		Miami Dade Cnty. Expwy. Auth. Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11 @ 101	1,057,780
			Miami Dade Cnty., Spec. Oblig. Rev.,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,317,897
AAA	9,700		Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,163,585
AAA	25,000		Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,338,750
			No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
NR	1,575		6.10%, 8/01/21	08/11 @ 101	1,640,410
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,624,810
			Orange Cnty. Hlth. Facs. Auth.,
NR	655		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	647,245
NR	600		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	601,542
AAA	2,500		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,614,100
AA-	12,000		So. Miami Hlth. Facs. Auth., Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,404,040
AAA	1,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,546,395
NR	2,780		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,904,933
NR	2,000		Sumter Landing Cmnty. Dev. Dist. Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	2,158,460
AA	4,000		Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,151,080
AA	5,500		Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,921,245
			Vlg. Cmnty. Dev. Dist. Assmt. Rev., No. 5, Spl. Assmt. Rev., Ser. A,
NR	3,625		6.00%, 5/01/22	05/13 @ 101	3,783,304
NR5	1,640		6.50%, 5/01/33	05/13 @ 101	1,755,587
AAA	3,295		Vlg. Ctr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	3,395,959
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,083,200

					128,486,065

			Puerto Rico—26.7%
BBB	6,000		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	6,143,340
			Hwy. & Trans. Auth.,
BBB+	920		5.00%, 7/01/30	07/15 @ 100	934,462
BBB+	1,845		5.00%, 7/01/40	07/15 @ 100	1,862,860
BBB+	1,790		5.00%, 7/01/45	07/15 @ 100	1,807,327
BBB+	1,660		Ser. K, 5.00%, 7/01/35	07/15 @ 100	1,676,069
			Pub. Fin. Corp.,
Aaa	4,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	4,328,480
Aaa	3,000	[3]	Ser. E, 5.75%, 2/01/07	N/A	3,075,180
			Pub. Impvt.,
AAA	2,520	[3]	Ser. A, 5.125%, 7/01/11	N/A	2,724,070
BBB	4,980		Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,072,727

					27,624,515

			Total Long-Term Investments (cost $148,292,557)		156,110,580

1

BlackRock Florida Municipal Income Trust (BBF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—3.0%
3,150	AIM Tax Free Investment Co. Cash Reserve Portfolio	$3,150,000

	Total Investments—153.8% (cost $151,442,5577)	$159,260,580
	Other assets in excess of liabilities—1.8%	1,855,778
	Preferred shares at redemption value, including dividends payable—(55.6)%	(57,582,551)

	Net Assets Applicable to Common Shareholders—100%	$103,533,807

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $1,058,983 on 93 short U.S. Treasury Note futures contracts expiring March 2006 and 127 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on January 31, 2006 was $24,415,874, with an unrealized gain of $11,574.
[5]	Security is deemed to be of investment grade by the investment advisor.
[6]	Security is collateralized by U.S. Treasury obligations.
[7]	Cost for Federal income tax purposes is $151,442,266. The net unrealized appreciation on a tax basis is $7,818,314, consisting of $7,969,962 gross unrealized appreciation and $151,648 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Florida Municipal Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006